REVENUES - Timing of Revenues Recognition From Contracts with Customers (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 12,774	$ 13,958	$ 25,841	$ 26,756
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	10,109	11,975	20,629	23,026
Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,665	1,983	5,212	3,730
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	7,514	8,839	15,116	16,807
Business services | Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	6,116	7,906	12,351	14,963
Business services | Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,398	933	2,765	1,844
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,640	1,444	3,302	2,608
Infrastructure services | Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	476	493	1,050	917
Infrastructure services | Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,164	951	2,252	1,691
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,620	3,675	7,423	7,341
Industrials | Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,517	3,576	7,228	7,146
Industrials | Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 103	$ 99	$ 195	$ 195